Loss Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Tuniu Corporation	¥ (1,307,956)	$ (200,453)	¥ (694,565)	¥ (185,512)
Accretion on redeemable noncontrolling interests | ¥			(4,634)	(2,422)
Numerator for basic and diluted net loss per share	¥ (1,307,956)	$ (200,453)	¥ (699,199)	¥ (187,934)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted (in shares) | shares	370,240,040	370,240,040	369,472,880	377,744,381
Loss per share-basic and diluted | (per share)	¥ (3.53)	$ (0.54)	¥ (1.89)	¥ (0.50)